CONDENSED CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2025		Dec. 31, 2024
Assets
Cash and balances at central banks	£ 45,098		£ 42,396
Financial assets at fair value through profit or loss	2,719		2,321
Derivative financial instruments	3,736		4,235
Loans and advances to banks	5,629		6,433
Loans and advances to customers	452,642		441,907
Reverse repurchase agreements	39,864		44,143
Debt securities	10,948		11,854
Due from fellow Lloyds Banking Group undertakings	897		560
Financial assets at amortised cost	509,980		504,897
Financial assets at fair value through other comprehensive income	33,498		30,344
Goodwill and other intangible assets	5,679		5,804
Current tax recoverable	1,042		338
Deferred tax assets	4,188		4,785
Retirement benefit assets	2,953		3,028
Other assets	13,664		13,065
Total assets	622,557		611,213
Liabilities
Deposits from banks	5,388		3,144
Customer deposits	461,771		451,794
Repurchase agreements at amortised cost	38,248		37,760
Due to fellow Lloyds Banking Group undertakings	3,804		4,049
Financial liabilities at fair value through profit or loss	4,363		4,630
Derivative financial instruments	5,170		5,787
Notes in circulation	2,119		2,121
Debt securities in issue at amortised cost	42,103		45,281
Other liabilities	7,383		7,211
Retirement benefit obligations	119		122
Current tax liabilities	44		33
Deferred tax liabilities	120		125
Provisions	2,074		2,198
Subordinated liabilities	7,842		7,211
Total liabilities	580,548		571,466
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	3,460		2,389
Retained profits	30,541		29,412
Ordinary shareholders’ equity	36,175		33,975
Other equity instruments	5,758		5,692
Total equity excluding non-controlling interests	41,933		39,667
Non-controlling interests	76		80
Total equity	42,009	[1]	39,747	[2]
Total equity and liabilities	£ 622,557		£ 611,213

[1]	Total equity attributable to owners of the parent was £41,933 million
[2]	Total equity attributable to owners of the parent was £39,667 million